Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2021		2020
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	37,327	—	23,157	—
Amounts payable to joint ventures and associates	2,165	—	1,364	—
Payables for capital expenditure and acquisitions	2,063	764	2,297	1,033
Payables related to the Gulf of Mexico oil spill	1,276	9,154	1,399	9,988
Other payables	5,736	175	5,041	681
	48,567	10,093	33,258	11,702
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,708	77	2,103	73
Other payables	1,336	397	653	337
	4,044	474	2,756	410
	52,611	10,567	36,014	12,112